Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventory	Inventories consisted of the following:

	December 31,
	2021	2022
	US$	US$
Products available for sale	56,444	59,829
Goods in transit	24,997	18,509

Inventories	81,441	78,338